Stockholders' Equity Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Distributions Paid [Table Text Block]
The following table lists the distributions paid to NRG during the year ended December 31, 2016:

	Fourth Quarter 2016	Third Quarter 2016	Second Quarter 2016	First Quarter 2016
Distributions per Class B unit	$0.25	$0.24	$0.23	$0.225
Distributions per Class D unit	$0.25	$0.24	$0.23	$0.225

Schedule of Dividends Paid [Table Text Block]
The following table lists the dividends paid on the Company's Class A and Class C common stock during the year ended December 31, 2016:

	Fourth Quarter 2016	Third Quarter 2016	Second Quarter 2016	First Quarter 2016
Dividends per Class A share	$0.25	$0.24	$0.23	$0.225
Dividends per Class C share	$0.25	$0.24	$0.23	$0.225